SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

DWS CROCI® International Fund	DWS Large Cap Focus Growth Fund
DWS Enhanced Commodity Strategy Fund	DWS Managed Municipal Bond Fund
DWS ESG International Core Equity Fund	DWS Multi-Asset Conservative Allocation Fund
DWS Floating Rate Fund	DWS Multi-Asset Growth Allocation Fund
DWS Health and Wellness Fund	DWS Multi-Asset Moderate Allocation Fund
DWS Intermediate Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DWS International Growth Fund

The following sentence replaces the last sentence in the introductory paragraph to the “FINANCIAL HIGHLIGHTS” section of the funds’ prospectuses and the last sentence of the first paragraph of the “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS” section of the funds’ Statements of Additional Information.

The information prior to fiscal year 2019 was audited by PricewaterhouseCoopers LLP.

For DWS Floating Rate Fund and DWS Health and Wellness Fund (Statement of Additional Information for Class T), the following paragraph is added after the second paragraph of the “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS” section of the funds’ Statements of Additional Information.

The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of the fund, dated May 31, 2018, are incorporated herein by reference and are hereby deemed to be a part of this SAI.

For DWS Intermediate Tax-Free Fund, DWS Managed Municipal Bond Fund and DWS Strategic High Yield Tax-Free Fund, the following paragraph is added after the second paragraph of the “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS” section of the funds’ Statements of Additional Information.

The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of each fund, dated May 31, 2018, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.

For DWS Health and Wellness Fund (Statement of Additional Information for Classes A, C, Institutional and S) and DWS Enhanced Commodity Strategy Fund, the following paragraph is added after the second paragraph of the “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS” section of the funds’ Statement of Additional Information.

The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of each fund, dated May 31, 2018 for DWS Health and Wellness Fund and June 30, 2018 for DWS Enhanced Commodity Strategy Fund, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.

January 24, 2020
PRO_SAISTKR-20-01

For DWS Large Cap Focus Growth Fund, the following paragraph is added after the second paragraph of the “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS” section of the fund’s Statements of Additional Information.

The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of the fund, dated July 31, 2018, are incorporated herein by reference and are hereby deemed to be a part of this SAI.

For DWS ESG International Core Equity Fund and DWS International Growth Fund (Statement of Additional Information for Class T), the following information is added to the “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS” section of the funds’ Statements of Additional Information.

The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of the fund, dated August 31, 2018, are incorporated herein by reference and are hereby deemed to be a part of this SAI.

DWS CROCI® International Fund, DWS International Growth Fund (Statement of Additional Information for Classes A, C, R, R6, Institutional and S), DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the following information is added to the “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS” section of the funds’ Statements of Additional Information.

The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of each fund, dated August 31, 2018, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.

Please Retain This Supplement for Future Reference.

January 24, 2020
PRO_SAISTKR-20-01

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